Debt - Schedule of Maturities of Debt (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
2017	$ 8,375
2017		$ 41,875
2018	33,500	33,500
2019	33,500	33,500
2020	33,500	33,500
2021	247,250	247,250
2022	18,500
Thereafter	3,625,125	3,293,625
Long-term debt, carrying amount	$ 3,999,750	$ 3,683,250